Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Deferred income tax expense:
Total income tax expense	¥ 993	$ 143	¥ 21,843	¥ 4,760
Foreign Tax Authority | State Administration of Taxation, PRC
Current income tax expense:
PRC	875	126	7,407	8,030
Deferred income tax expense:
PRC	118	17	14,436	(3,270)
Total income tax expense	¥ 993	$ 143	¥ 21,843	¥ 4,760